Share-Based Compensation And Other Related Information - Performance Share Unit Activity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 2,957	$ 3,077
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
PSU performance period	3 years
Weighted average fair value at measurement date, other equity instruments granted			$ 17.48	$ 19.04
Share-based compensation	$ 1,000	$ 1,000
Other equity instruments outstanding. beginning (shares | shares	166,344	141,790
Granted (shares) | shares	117,328	54,962
Paid out (shares) | shares	(73,263)	(30,408)
Other equity instruments outstanding, ending (shares) | shares	210,409	166,344
Fair value of other equity instruments outstanding, beginning	$ 2,611	$ 2,152
Granted, fair value	1,532	823
Paid out, fair value	(1,528)	(875)
Change in value, fair value	476	511
Fair value of other equity instruments outstanding, ending	$ 3,091	$ 2,611